Related Party Transactions Related Party (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	For the Six Months Ended June 30,
	2021	2020
Vessel revenue
Scorpio Kamsarmax Pool	$10,327	$21,879
Scorpio Ultramax Pool	4,568	35,722
Total vessel revenue	$14,895	$57,601
Voyage expense:
SCM	$2,310	$410
Bunker supplier	2,490	1,025
Total voyage expense	$4,800	$1,435
Vessel operating cost:
SSM	$2,787	$5,987
Port agent	238	142
Total vessel operating cost	$3,025	$6,129
General and administrative expense:
SCM	$64	$21
SSM	3	14
SSH	1,532	2,932
SUK	717	1,122
Travel provider	—	23
Total general and administrative expense	$2,316	$4,112
Income (loss) from equity investments:
Scorpio Tankers Inc.	$23,836	$(102,324)
Write-down on assets held for sale
SCM	$4,563	$195
SSM	(1,344)	203
SSH	(1,765)	—
Total write-down on assets held for sale	$1,454	$398

	As of
	June 30, 2021		December 31, 2020
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$2,060		$7,355
Scorpio Ultramax Pool	1,963		7,522
SMM	58		—
Total due from related parties-current	$4,081		$14,877
Equity investment in Scorpio Tankers Inc.	$47,521		$24,116
Liabilities
Due to related parties-current :
SCM	$207		$281
SSM	—		96
SSH	354		373
Bunker supplier	—		1,020
Scorpio Kamsarmax Pool	—		2,193
Scorpio Ultramax Pool	—		1,014
Port agent	42	1	2
Total due to related parties-current	$603		$4,979